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CONSECO FUND GROUP

OCTOBER 31, 1998
ANNUAL REPORT






                                                     Conseco International Fund*

                                              * managed by AMR Investments, Inc.

                               CONSECO FUND GROUP

                                TABLE OF CONTENTS




   CONSECO FUND GROUP                                                                                       PAGE

   Report to Shareholders.............................................................................        2

   Statement of Assets and Liabilities as of October 31,  1998........................................        4

   Statement of Operations  for the period from  inception  (January 2, 1998 for
     Class A, June 30, 1998 For Class B and April 8, 1998 for Class C shares)
     through October 31,  1998........................................................................        5

   Statement of Changes in Net Assets for the period from inception  (January 2,
     1998 for Class A, June 30, 1998 for Class B and April 8, 1998 for Class C shares)
     through October 31,  1998........................................................................        6

   Notes to Financial Statements......................................................................        7

   Report of Independent Accountants..................................................................       14


   AMR INVESTMENT SERVICES

   Schedule of Investments as of October 31,  1998....................................................       15

   Industry Diversification as of October 31, 1998....................................................       26

   Statement of Assets and Liabilities as of October 31,  1998........................................       27

   Statement of Operations - for the year ended October 31,  1998.....................................       28

   Statement of Changes in Net Assets for the years ended October 31, 1998 and 1997...................       29

   Notes to Financial Statements......................................................................       30

   Report of Independent Accountants..................................................................       34

                               CONSECO FUND GROUP

                             REPORT TO SHAREHOLDERS

Dear Fellow Shareholder:

We are pleased to present the performance of the Conseco International Fund for the period from inception (January 2, 1998) through October 31, 1998. The Fund is managed by AMR Investments, Inc. and invests in the International Equity Portfolio of AMR Investment Services Trust, which, in turn, invests primarily in equity securities based outside the United States.

The following market recap comes directly from William Quinn, President of AMR Investments, Inc.

DESPITE SOLID FOREIGN MARKET RETURNS OVER THE PAST TWELVE MONTHS, THERE WAS A MARKED DISPARITY AMONG DIFFERENT COUNTRIES, REGIONS AND TIME PERIODS, AS MARKETS WERE QUITE VOLATILE OVER THIS TIME PERIOD. MUCH OF THE FIRST PART OF THIS TIME PERIOD WAS MARKED BY A STRUGGLING JAPAN TRYING TO COPE WITH SLUMPING ECONOMIC GROWTH, DISAPPOINTING STIMULUS PACKAGES AND UNCERTAINTY REGARDING THE REGION'S ECONOMIC CRISIS. HOWEVER, CONDITIONS IN EUROPE COULD NOT HAVE BEEN BETTER AS EUROPEAN MARKETS WERE PROPELLED BY THE EUPHORIA OF EUROPEAN MONETARY UNION (EMU) AND LOWER INTEREST RATES WHICH HAS DRIVEN INVESTORS INTO THE EQUITY MARKETS. THIS DISPARITY LASTED THROUGH THE FIRST HALF OF 1998, BEFORE A NUMBER OF NEGATIVE GLOBAL EVENTS SHOOK INVESTORS' CONFIDENCE WORLDWIDE AND SENT MARKETS AROUND THE WORLD DRAMATICALLY LOWER. WITH THE RUSSIAN GOVERNMENT DEFAULTING ON THEIR BONDS AND SPREADING CONTAGION CONCERNS TO LATIN AMERICA, INVESTORS WORLDWIDE DEPARTED MORE RISKY, LESS LIQUID SECURITIES AND ASSET CLASSES. THIS NEAR PANIC ENVIRONMENT SUBSIDED AND MOST MARKETS BOUNCED BACK IN OCTOBER, AS MANY OF THE EVENTS THAT TRANSPIRED IN THE THIRD QUARTER WERE EITHER TEMPORARILY RECTIFIED OR RESOLVED. AS THE DUST SETTLED ON THE PAST TWELVE MONTHS, THE RANKING OF THE MARKETS THAT COMPRISE THE EAFE INDEX (THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST INDEX) SHOWS MARKETS LOCATED IN EUROPE GENERALLY OUTPERFORMED MARKETS LOCATED IN ASIA.

THE UNDERWEIGHTING OF JAPAN CONTINUES TO BE THE TOP FACTOR IN ADDING VALUE FOR THE FUND WHILE OTHER COUNTRY WEIGHTINGS WERE ALSO POSITIVE FOR THE FUND. THE JAPANESE MARKET REPRESENTS OVER 20% OF THE EAFE INDEX AND WAS DOWN ALMOST 15% FOR THE PAST TWELVE MONTHS. IN ADDITION TO SUCCESSFULLY UNDERWEIGHTING THE JAPANESE MARKET, THE STOCKS THAT WERE SELECTED ADDED VALUE COMPARED TO THE STOCKS IN THE JAPANESE INDEX. MANY OF THESE JAPANESE HOLDINGS WERE LARGE GLOBAL COMPANIES, WHICH HAVE UNDERTAKEN THE NECESSARY RESTRUCTURING TO COMPETE IN THE GLOBAL MARKETPLACE. THE FUND CONTINUES TO UNDERWEIGHT JAPAN ENTERING INTO THE NEW FISCAL YEAR.

THE PRIMARY REASON FOR THE UNDERPERFORMANCE BY THE FUND FOR THE PAST TWELVE MONTHS WAS STOCK SELECTION, ESPECIALLY IN THE LARGER MARKETS OF GERMANY AND THE UNITED KINGDOM. WHILE PAST TIME PERIODS HAVE DISPLAYED AN OUTPERFORMANCE OF VALUE SECURITIES COMPARED TO GROWTH SECURITIES, THE PAST TWELVE MONTHS SHOWED JUST THE OPPOSITE. THE FUND FOCUSES ON BUYING AND HOLDING VALUE SECURITIES (SECURITIES WITH CHARACTERISTICS SUCH AS LOW PRICE TO EARNINGS OR PRICE TO BOOK RATIOS), WHILE THE SECURITIES THAT PERFORMED THE BEST OVER THE PAST TWELVE MONTHS WERE LARGE WELL KNOWN COMPANIES THAT ARE CONSIDERED GROWTH SECURITIES (HIGH PRICE TO EARNINGS RATIOS). THE GAP BETWEEN THE EAFE VALUE INDEX AND THE EAFE GROWTH INDEX WAS CLOSE TO 4% DURING THE PERIOD.

AS THE NEW FISCAL YEAR BEGINS, THE UNITED KINGDOM REMAINS THE LARGEST WEIGHTING IN THE FUND. ADDITIONALLY, THE FUND HAS MANY SMALL OVERWEIGHTINGS AMONG THE MORE ATTRACTIVE SMALLER EUROPEAN MARKETS, WHILE SIGNIFICANT UNDERWEIGHTINGS IN GERMANY AND JAPAN REMAIN.

AS ALWAYS, WE APPRECIATE YOUR CONFIDENCE AND SUPPORT AND WE WILL CONTINUE TO STRIVE TO PROVIDE YOU WITH ABOVE AVERAGE RETURNS OVER THE LONGER TERM.

                                               -WILLIAM F. QUINN
                                                PRESIDENT, AMR INVESTMENTS, INC.

                               CONSECO FUND GROUP
                        REPORT TO SHAREHOLDERS, CONTINUED




COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CONSECO INTERNATIONAL
       FUND - CLASS A AND THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE,
                       AUSTRALASIA, FAR EAST INDEX (EAFE)


                  Conseco International Fund                  EAFE Index
                  Class A

1/2/98            9,425                                            9,811
10/31/98          10,000                                          11,007


                              AVERAGE TOTAL RETURN*
                    ----------------------------------------
                                            Since Inception
                         Class A            -1.89%
                         Class B            -13.27%
                         Class C            -10.43%

                         *NOT ANNUALIZED

Note:  Past performance is no guarantee of future results.

Class A share performance reflects the deduction of the maximum sales load from the initial $10,000 investment. Class B and C share performance reflects the deduction of each class's respective maximum contingent deferred sales load. Average Total Return is provided in accordance with SEC guidelines for comparative purposes and reflects certain voluntary fee waivers and/or expense reimbursements through April 10, 1999. If the waivers were not in place, the Fund's returns would have been lower.




Conseco Fund Group is committed to providing you with a wide range of investment products designed to help you take the next step toward your financial goals. We appreciate your support, and look forward to serving you in the future.

Sincerely,


/s/ Maxwell E. Bublitz

Maxwell E. Bublitz, CFA
President & CEO
Conseco Capital Management, Inc.

                               CONSECO FUND GROUP

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1998

                                                                                                      Conseco
                                                                                                   International
                                                                                                        Fund
                                                                                                        ----
Assets:
    Investments in Portfolio at value (cost: $10,512,192)..........................                  $10,555,166
    Receivable for Fund shares sold................................................                           13
    Organization costs.............................................................                       98,162
                                                                                              -------------------

            Total assets...........................................................                  $10,653,341
                                                                                              -------------------

Liabilities and net assets:
    Payable to Conseco, Inc. and subsidiaries......................................                      134,149
    Accrued expenses...............................................................                       77,687
                                                                                              -------------------

            Total liabilities......................................................                      211,836
                                                                                              -------------------

            Net assets.............................................................                  $10,441,505
                                                                                              ===================

Net assets consist of:
    Paid-in capital................................................................                  $10,035,973
    Accumulated undistributed net investment income................................                       63,724
    Accumulated undistributed net realized gains on investments and foreign
      currency transactions........................................................                      298,834
    Unrealized appreciation on investments and foreign currency translations, net..                       42,974
                                                                                              -------------------

            Net assets.............................................................                  $10,441,505
                                                                                              ===================

Net asset value, redemption price and offering price per share:
  Class A Shares:
    Shares outstanding.............................................................                    1,002,562
    Net assets.....................................................................                  $10,434,073
    Net asset value and redemption price per share.................................                       $10.41
    Maximum sales charge per share (5 3/4 percent of offering price)...............                          .64
    Maximum offering price per share...............................................                       $11.05

  Class B Shares:
    Shares outstanding.............................................................                          413
    Net assets.....................................................................                     $  4,291
    Net asset value per share......................................................                       $10.39

  Class C Shares:
    Shares outstanding.............................................................                          302
    Net assets.....................................................................                     $  3,141
    Net asset value per share......................................................                       $10.40





   The accompanying notes are an integral part of these financial statements.

                               CONSECO FUND GROUP

                             STATEMENT OF OPERATIONS
  FOR THE PERIOD FROM INCEPTION (JANUARY 2, 1998 FOR CLASS A, JUNE 30, 1998 FOR
     CLASS B AND APRIL 8, 1998 FOR CLASS C SHARES) THROUGH OCTOBER 31, 1998

                                                                                                      Conseco
                                                                                                   International
                                                                                                        Fund
                                                                                                        ----
Investment income allocated from Portfolio:
    Interest income................................................................                     $ 25,078
    Dividends (net of foreign taxes of $27,883 in the Portfolio)...................                      229,380
    Income derived from securities lending, net ...................................                        4,346
    Other income ..................................................................                        6,345
    Portfolio expenses.............................................................                      (47,338)
                                                                                              -------------------

            Total investment income allocated from Portfolio.......................                      217,811
                                                                                              -------------------

Expenses:
    Administrative fee (Note 3)....................................................                       66,645
    Transfer agent fee.............................................................                       19,593
    Reports - printing.............................................................                        9,798
    Insurance......................................................................                        8,052
    Audit fees.....................................................................                        8,165
    Director fees and expenses.....................................................                        5,811
    Legal fees.....................................................................                        8,165
    Amortization of organization costs.............................................                       19,155
    Custody fees...................................................................                        9,798
    Distribution and service fees (Note 3).........................................                       44,441
    Other..........................................................................                        4,277
                                                                                              -------------------

            Total expenses.........................................................                      203,900
                                                                                              -------------------

    Fees waived and incurred by subsidiaries of Conseco, Inc. (Note 3).............                      (49,813)
                                                                                              -------------------

            Net expenses...........................................................                      154,087
                                                                                              -------------------

            Net investment income..................................................                       63,724
                                                                                              -------------------

Realized and unrealized gain allocated from the Portfolio:
    Net realized gains on investments and foreign currency transactions............                      298,834
    Unrealized appreciation on investments and foreign currency translations, net..                       42,974
                                                                                              -------------------

            Net gain on investments................................................                      341,808
                                                                                              -------------------

            Net increase in net assets from operations.............................                     $405,532
                                                                                              ===================







   The accompanying notes are an integral part of these financial statements.

                               CONSECO FUND GROUP

                       STATEMENT OF CHANGES IN NET ASSETS
  FOR THE PERIOD FROM INCEPTION (JANUARY 2, 1998 FOR CLASS A, JUNE 30, 1998 FOR
     CLASS B AND APRIL 8, 1998 FOR CLASS C SHARES) THROUGH OCTOBER 31, 1998

                                                                                                      Conseco
                                                                                                   International
                                                                                                        FUND
Changes from operations:
    Net investment income..........................................................                    $  63,724
    Net realized gains on investments and foreign currency transactions............                      298,834
    Unrealized appreciation on investments and foreign currency translations, net..                       42,974
                                                                                              -------------------

            Net increase in net assets from operations.............................                      405,532
                                                                                              -------------------

Capital share transactions:
    Net proceeds from sales of shares..............................................                   10,041,881
    Cost of shares redeemed........................................................                      (5,908)
                                                                                              -------------------

            Net increase in net assets from capital share transactions.............                   10,035,973
                                                                                              -------------------

            Total net increase in net assets.......................................                   10,441,505

Net assets, beginning of period....................................................                            -
                                                                                              -------------------

Net assets, end of period..........................................................                  $10,441,505
                                                                                              ===================



Undistributed net investment income/(loss) by class:
    Class A.........................................................................                     $63,719
    Class B ........................................................................                         (4)
    Class C.........................................................................                           9

Capital  (expressed  in US$) and share data  (expressed as number of shares):
  Class A:
    Sales...........................................................................                 $10,034,129
    Redemptions.....................................................................                    ($5,908)
    Shares Sold.....................................................................                   1,003,183
    Shares Redeemed.................................................................                       (621)

  Class B:
    Sales...........................................................................                      $4,252
    Redemptions.....................................................................                           -
    Shares Sold.....................................................................                         413
    Shares Redeemed.................................................................                           -




  Class C:
    Sales...........................................................................                      $3,500
    Redemptions.....................................................................                           -
    Shares Sold.....................................................................                         302
    Shares Redeemed.................................................................                           -







   The accompanying notes are an integral part of these financial statements.

                               CONSECO FUND GROUP

                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 1998



1.   ORGANIZATION

     Conseco Fund Group (the "Trust") is an open-end diversified management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Massachusetts business trust on September 24, 1996. The Trust is a "series" type of mutual fund which issues separate series of shares of beneficial interest, each of which represents a separate diversified portfolio of investments. The Trust consists of seven series as follows: Conseco Fixed Income Fund, Conseco High Yield Fund, Conseco Convertible Fund, Conseco Balanced Fund, Conseco Equity Fund, Conseco International Fund and Conseco 20 Fund. Each has its own investment objective and investment policies. The Trust offers four classes of shares: Class A, Class B, Class C and Class Y. Sales of Class A shares may be subject to a front-end sales charge. Sales of Class B and Class C shares are subject to a contingent deferred sales charge (as a percentage of net asset value at time of purchase or net asset value at the time of redemption, whichever is less). Class Y shares are available with no sales charge to certain institutional investors and qualifying individual investors. The Trust is authorized to issue an unlimited number of shares.

     The Conseco International Fund (the "Fund") seeks long-term capital appreciation. The Fund seeks to achieve its objective by investing all of its investable assets in the International Equity Portfolio (the "Portfolio") of the AMR Investment Services Trust (the "AMR Trust"), which invests primarily in equity securities of issuers outside the United States. The Portfolio invests in securities in accordance with the investment objective, policies and limitations substantially similar to those of the Fund. The investment experience of the Fund will correspond directly with the investment experience of the Portfolio. The Fund's activities were limited to organizational matters with no operating activities through January 1, 1998. The Fund became operational and available for sale on January 2, 1998. The initial sale of Class A, Class B and Class C shares were January 2, 1998, June 30, 1998 and April 8, 1998, respectively. There were no Class Y share sales for the period from inception (January 2, 1998) through October 31, 1998.

     The value of the Fund's investment reflects a proportionate interest in the net assets of the Portfolio. At October 31, 1998, the Fund owned 1.03% of the Portfolio of the AMR Trust. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The Portfolio is a separate investment company managed by AMR Investment Services, Inc. ("AMR"). AMR is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc., and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.


2.   SIGNIFICANT ACCOUNTING POLICIES

     SECURITY VALUATION, TRANSACTIONS, AND RELATED INVESTMENT INCOME

     The Fund values its investments in the Portfolio at the net asset value of its beneficial interest in the Portfolio, as of the close of the New York Stock Exchange on each valuation date. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     The net asset value per share is calculated separately for the Fund on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. Net asset value per share by class is computed by dividing the value of the Fund's total assets allocated to each class (which includes the value of the Fund's investment in the Portfolio), less liabilities allocated to each class, by the number of Fund shares outstanding for each class.

     The Fund records its share of net investment income and realized and unrealized gain (loss) in the Portfolio each

                               CONSECO FUND GROUP

                                OCTOBER 31, 1998


     SECURITY VALUATION, TRANSACTIONS, AND RELATED INVESTMENT INCOME, CONTINUED

day based upon information provided to it by the Portfolio. All net investment income and realized and unrealized gain (loss) of the Portfolio are allocated pro rata to the Fund and other investors in the Portfolio at the time of such determination.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income will be declared and distributed annually. However, the Trustees may decide to declare dividends at other intervals.

     Dividends to shareholders from net investment income are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Permanent book and tax differences relating to dividends to shareholders may result in reclassifications to paid-in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Any taxable income or gain of the Trust remaining at fiscal year end will be declared and distributed in the following year to the shareholders of the fund to which such gains are attributable.

     ORGANIZATION COSTS

     Costs incurred by the Fund in connection with its organization and public offering of shares totaling $117,317 have been deferred and will be amortized over a period of approximately 5 years beginning with the initial date of sale of shares to the public. The costs were advanced by a subsidiary of Conseco, Inc. ("Conseco"), a publicly owned financial services company, and will be reimbursed by the Fund over a period of approximately 5 years. The proceeds of any redemption of the initial shares (purchased by a subsidiary of Conseco, see
Note 4) will be reduced by any unamortized organization costs in the same proportion as the number of initial shares being redeemed to the number of initial shares outstanding at the time of such redemption.

     FEDERAL INCOME TAXES

     For federal income tax purposes, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code by distributing substantially all of its taxable income and net capital gains to its shareholders annually or otherwise complying with the requirements for regulated investment companies. Therefore, no provision has been made for federal income taxes.

     EXPENSES

     Expenses directly attributable to a Fund are charged to operations. Expenses directly attributable to a Class of shares are charged to that Class. The Fund pays expenses of Trustees who are not affiliated persons of the Adviser or the Trust.


3.   AGREEMENTS

     INVESTMENT ADVISORY AGREEMENT

     Conseco Capital Management, Inc. (the "Adviser"), a wholly owned subsidiary of Conseco, serves as the Trust's investment adviser to the Fund pursuant an investment advisory agreement. The Adviser supervises the Trust's management and investment program, performs a variety of administrative services and pays all compensation of officers and Trustees of the Trust, who are affiliated persons of the Adviser or Trust. The Adviser is responsible for selecting the investment company in which the Fund invests. If the Adviser is not satisfied with the performance of

                               CONSECO FUND GROUP

                                OCTOBER 31, 1998



     INVESTMENT ADVISORY AGREEMENT, CONTINUED

that investment company, the Adviser will recommend to the Board of Trustees of the Trust other investment companies in which the Fund may invest, or recommend that the Adviser manage the Fund itself. Under the terms of the Investment Advisory Agreement, the Adviser has contracted to receive an investment advisory fee equal to an annual rate of 1.00% of the average daily net assets of the Fund. The Adviser has voluntarily agreed that the Fund will not be charged such advisory fees unless the Adviser chooses to manage the Fund itself.

     MANAGEMENT AGREEMENT

     AMR has entered into a Management Agreement with AMR Trust that obligates AMR to provide or oversee all administrative, investment advisory and portfolio management services for the AMR Trust, including the International Portfolio. AMR bears the expense of providing the above services and pays the fees of the investment advisers of the Portfolio. As compensation for performing the duties required under the Management Agreement, AMR receives an annualized advisory fee of .10% that is calculated and accrued daily based on the average daily net assets of the Portfolio, plus amounts paid by AMR to the investment advisers it has hired to direct investment activities of the Portfolio. Fees paid to the advisers is discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report. Additionally, the Fund is responsible for its pro rata portion of the Portfolio's expenses. The total fees incurred for such services for the period from inception (January 2, 1998 for Class A, June 30, 1998 for Class B and April 8, 1998 for Class C shares) through October 31, 1998 with respect to Class A, Class B and Class C shares were $47,338.

     ADMINISTRATIVE AGREEMENT

     Conseco Services, LLC (the "Administrator"), a wholly owned subsidiary of Conseco, supervises the preparation and filing of all documents required for compliance by the Fund with applicable laws and regulations, supervises the maintenance of books and records of the Fund and provides other general and administrative services. For providing these services, the Administrator receives compensation at the annual rate of .75% of the average daily net assets of the Fund. The Administrator has voluntarily agreed to waive its fees and/or reimburse the Fund to the extent that the ratio of expenses to net assets on an annual basis exceeds 2.25% for Class A shares, 2.75% for Class B and Class C shares and 1.75% for Class Y shares. These voluntary limits may be discontinued by the Administrator at any time after April 30, 1999. The total fees incurred for such services for the period from inception (January 2, 1998 for Class A, June 8, 1998 for Class B and April 8, 1998 for Class C shares) through October 31, 1998 were $66,645, before waivers and reimbursements.

     DISTRIBUTION ARRANGEMENTS

     Conseco Equity Sales, Inc. (the "Distributor"), a wholly owned subsidiary of Conseco, serves as the principal underwriter for the Fund pursuant to an Underwriting Agreement, initially approved by the Board of Trustees. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. ("NASD"). Shares of the Fund are continuously offered and sold by selected brokers, dealers and other financial intermediaries who have executed selling agreements with the Distributor. The Distributor bears all the expenses of providing services pursuant to the Underwriting Agreement including the payment of the expenses relating to the distribution of Prospectuses for sales purposes as well as any advertising or sales literature.

     The Trust has adopted distribution and service plans (the "Plans"), dated December 31, 1997, for Class A, Class B and Class C shares of the Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act, and the requirements of the applicable rules for the NASD regarding asset based sales charges.

                               CONSECO FUND GROUP

                                OCTOBER 31, 1998



     DISTRIBUTION ARRANGEMENTS, CONTINUED

     Pursuant to the Plans, the Fund may compensate the Distributor for its expenditures in financing any activity primarily intended to result in the sale of Class A, Class B and Class C shares of the Fund and for maintenance provided to existing Class A, Class B and Class C shareholders, respectively. For Class A shares, the Fund's Plan authorizes payments to the Distributor up to an annual rate of .50% of the Fund's average daily net assets attributable to Class A shares. For Class B and Class C shares, the Plan authorizes payments to the Distributor up to an annual rate of 1.00% of the Fund's average daily net assets attributable to their respective class. The Plans provide for periodic payments by the Distributor to brokers, dealers and financial intermediaries for providing shareholder services to accounts that hold Class A, Class B and Class C shares and for promotional and other sales related costs. The Distributor has voluntarily agreed to waive its fees and/or reimburse the Fund to the extent that the ratio of expenses to net assets on an annual basis exceeds 2.25% for Class A shares and 2.75% for Class B and Class C shares. The total fees incurred under the Plans for such services for Class A shares for the period from inception (January 2, 1998) through October 31, 1998, were $44,417. The distribution fees incurred under the Plans for such services for Class B and Class C shares were minimal for the period from inception (June 30, 1998 for Class B and April 8, 1998 for Class C shares) through October 31, 1998.

     CONTINGENT DEFERRED SALES CHARGE

     A contingent deferred sales charge is imposed upon the redemptions of Class B and Class C shares. Class B shares have a contingent deferred sales charge for redemptions occurring within six years of their purchase. The contingent deferred sales charge is a percentage of the net asset value of the shares at the date of purchase or the net asset value of the shares at the date of redemption, whichever is less. These charges are 5% in year one, 4% in year two, 3% in year three, 3% in year four, 2% in year five and 1% in year six. Class B will automatically convert to a number of Class A shares of equal dollar value eight years after purchase. This conversion feature benefits shareholders because Class A shares have lower ongoing expenses than Class B shares. Class C shares which were held for less than one year are subject to a contingent deferred sales charge upon redemption in an amount equal to 1% of the lower of the net asset value of the shares at the date of purchase or the net asset value of the shares at the date of redemption. Class C shares held one year or longer are not subject to this contingent deferred sales charge. The contingent deferred sales charge will not apply to shares acquired due to reinvestment of dividends or capital gains distributions.

4.       RELATED PARTY TRANSACTION

     On January 2, 1998, a subsidiary of Conseco made the initial investment in Class A shares of the Fund in an amount of $10,000,100. At October 31, 1998, the market value of this investment was $10,410,104.

                               CONSECO FUND GROUP

                              FINANCIAL HIGHLIGHTS
                                OCTOBER 31, 1998

                                                                                          For the period from inception
                                                                                            (January 2, 1998) THROUGH
                                                                                                 OCTOBER 31, 1998
                                                                                                      Conseco
                                                                                                   International
                                                                                                        Fund
                                                                                                        ----
   Class A Shares

   Net asset value per share, for sales at inception..................................                       $10.00

   Income from investment operations (a):
       Net investment income..........................................................                          .06
       Net realized gains and change in unrealized appreciation
           on investments............................................................                           .35
                                                                                                 -------------------

               Net asset value per share, end of period...............................                       $10.41
                                                                                                 ===================

   Total return (not annualized) (b) (c)..............................................                        4.10%

   Ratios/supplemental data:
       Net assets, end of period......................................................                  $10,434,073
       Ratio of expenses to average net assets (annualized) (b).......................                        2.25%
       Ratio of net investment income to average net assets (annualized) (b)..........                         .72%

  -----------------------------
(a)     Per share amounts presented are based on daily shares outstanding during the period from inception (January 2, 1998) through October 31, 1998.
(b)     The Administrator and Distributor have voluntarily agreed to waive their fees and/or  reimburse the Fund to the extent that the ratio of expenses to average net assets  would  exceed on an annual basis 2.25 percent for
        Class A  shares.  These  voluntary  limits  may be  discontinued  by the
        Adviser, Administrator and Distributor at any time after April 30, 1999.
        If the  aforementioned  agreements  had not been in  effect  during  the period,  the  annualized  ratio of expenses to average net assets  would have been 2.84 percent.
(c)     The total return ratio does not include  sales loads;  results  would be lower if sales charges were included.


                               CONSECO FUND GROUP

                              FINANCIAL HIGHLIGHTS
                                OCTOBER 31, 1998

                                                                                          For the period from inception
                                                                                                 (June 30, 1998)
                                                                                             THROUGH OCTOBER 31, 1998
                                                                                                      Conseco
                                                                                                   International
                                                                                                        Fund
                                                                                                        ----
   Class B Shares

   Net asset value per share, for sales at inception..................................                       $11.38

   Income from investment operations (a):
       Net investment loss............................................................                        (.02)
       Net realized losses and change in unrealized depreciation
           on investments............................................................                         (.97)
                                                                                                 -------------------

               Net asset value per share, end of period...............................                       $10.39
                                                                                                 ===================

   Total return (not annualized) (b) (c)..............................................                      (8.70%)

   Ratios/supplemental data:
       Net assets, end of period......................................................                       $4,291
       Ratio of expenses to average net assets (annualized) (b).......................                        2.75%
       Ratio of net investment loss to average net assets (annualized) (b)............                       (.52%)

  -----------------------------
(a)     Per share amounts presented are based on daily shares outstanding during the period from inception (June 30, 1998) through October 31, 1998.
(b)     The Administrator and Distributor have voluntarily agreed to waive their fees and/or  reimburse the Fund to the extent that the ratio of expenses to average net assets  would  exceed on an annual basis 2.75 percent for
        Class B  shares.  These  voluntary  limits  may be  discontinued  by the
        Adviser, Administrator and Distributor at any time after April 30, 1999.
        If the  aforementioned  agreements  had not been in  effect  during  the period,  this  annualized  ratio of expenses to average net assets would have been 3.04 percent.
(c)     The total return ratio does not include  sales loads;  results  would be lower if sales charges were included.


                               CONSECO FUND GROUP

                              FINANCIAL HIGHLIGHTS
                                OCTOBER 31, 1998



                                                                                          For the period from inception
                                                                                             (April 8, 1998) THROUGH
                                                                                                 OCTOBER 31, 1998
                                                                                                      Conseco
                                                                                                   International
                                                                                                        Fund
                                                                                                        ----
   Class C Shares

   Net asset value per share, for sales at inception..................................                       $11.50

   Income from investment operations (a):
       Net investment income..........................................................                          .03
       Net realized losses and change in unrealized depreciation
           on investments............................................................                        (1.13)
                                                                                                 -------------------


               Net asset value per share, end of period...............................                       $10.40
                                                                                                 ===================

   Total return (not annualized) (b) (c)..............................................                      (9.57%)

   Ratios/supplemental data:
       Net assets, end of period......................................................                       $3,141
       Ratio of expenses to average net assets (annualized) (b).......................                        2.75%
       Ratio of net investment income to average net assets (annualized) (b)..........                         .53%

  -----------------------------
(a)     Per share amounts presented are based on daily shares outstanding during the period from inception (April 8, 1998) through October 31, 1998.
(b)     The Administrator and Distributor have voluntarily agreed to waive their fees and/or  reimburse the Fund to the extent that the ratio of expenses to average net assets  would  exceed on an annual basis 2.75 percent for
        Class C  shares.  These  voluntary  limits  may be  discontinued  by the
        Adviser, Administrator and Distributor at any time after April 30, 1999.
        If the  aforementioned  agreements  had not been in  effect  during  the period,  the  annualized  ratio of expenses to average net assets  would have been 3.26 percent.
(c)     The total return ratio does not include  sales loads;  results  would be lower if sales charges were included.

PRICEWATERHOUSECOOPERS

                                                      PRICEWATERHOUSECOOPERS LLP
                                                        2900 ONE AMERICAN SQUARE
                                                                       BOX 82002
                                                     INDIANAPOLIS, IN 46282-0002
                                                          TELEPHONE 317/639-4161
                                                          FACSIMILE 317/638-5028

REPORT OF INDEPENDENT ACCOUNTANTS

To the  Board of Trustees and Shareholders
Conseco Fund Group

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Conseco Fund Group's Conseco International Fund (the "Fund") at October 31, 1998, the results of its operations, the changes in net assets, and the financial highlights for the period from inception (January 2, 1998, for Class A shares; June 30, 1998, for Class B shares; and April 8, 1998, for Class C shares) through October 31, 1998, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of the financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at October 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


/s/ PRICEWATERHOUSECOOPERS LLP

December 29, 1998

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1998
- ------------------------------------------------------------------------------

                                 Shares        Value
                               ----------    ----------
                                (dollars in thousands)
AUSTRALIA COMMON STOCKS - 3.48%
Australia & New Zealand
  Banking Group..............   1,267,152    $    7,215
Brambles Industries,
  Limited....................     197,400         4,310
Foster's Brewing Group,
  Limited....................     820,400         2,006
Mayne Nickless, Limited......     965,000         4,432
News Corporation Preferred
  Rights.....................     345,000         2,065
News Corporation, Limited....     210,000         1,428
Pioneer International,
  Limited....................   2,554,675         5,278
QBE Insurance Group,
  Limited....................   1,413,428         5,559
RGC, Limited.................     550,000           832
WMC, Limited.................     785,000         2,652
                                             ----------
    TOTAL AUSTRALIA COMMON
      STOCKS.................                    35,777
                                             ----------
AUSTRIA - 0.84%
PREFERRED STOCKS - 0.28%
Bank Austria AG..............      54,000         2,938
                                             ----------
    TOTAL AUSTRIA PREFERRED
      STOCKS.................                     2,938
                                             ----------
COMMON STOCKS - 0.56%
Boehler-Uddeholm.............      60,185         2,836
Evn Energie-Versorgung
  Niederoesterreich AG.......       7,960         1,134
Mayr-Melnhof Karton AG.......      16,000           742
VA Technologie AG............      11,000         1,020
                                             ----------
    TOTAL AUSTRIA COMMON
      STOCKS.................                     5,732
                                             ----------
    TOTAL AUSTRIA............                     8,670
                                             ----------
BELGIUM COMMON STOCKS - 0.64%
Electrabel SA................       8,800         3,246
GIB Holdings, Limited NPV....      29,300         1,402
Solvay Et Cie, NPV...........      25,000         1,961
                                             ----------
    TOTAL BELGIUM COMMON
      STOCKS.................                     6,609
                                             ----------
CANADA COMMON STOCKS - 3.87%
Alcan Aluminum, Limited......     105,000         2,630
Anderson Exploration,
  Limited....................     170,000         1,725
Canadian Imperial Bank of
  Commerce...................     160,570         3,181
IMASCO, Limited..............     238,000         4,462
Methanex Corporation.........     275,000         1,600
Newbridge Network............     100,000         2,049
Noranda, Incorporated........     254,875         3,757
Oshawa Group, Limited........      66,000         1,397
Potash Corporation of
  Saskatchewan...............      69,623         4,793
Ranger Oil, Limited..........     289,010         1,822
Renaissance Energy...........     399,450         5,358

                                 Shares        Value
                               ----------    ----------
                                (dollars in thousands)
Transcanada Pipelines,
  Limited....................     117,000    $    1,792
Telus Corporation............     256,650         5,268
                                             ----------
    TOTAL CANADA COMMON
      STOCKS.................                    39,834
                                             ----------
DENMARK COMMON STOCKS - 0.93%
BG Bank......................      32,820         1,903
Den Danske Bank..............      21,800         2,960
Teledanmark AS, "B"..........      16,700         1,820
Unidanmark AS, "A"...........      38,400         2,928
                                             ----------
    TOTAL DENMARK COMMON
      STOCKS.................                     9,611
                                             ----------
FINLAND COMMON STOCKS - 2.82%
Enso-Gutzeit OY, "R".........     212,000         1,641
Huhtamaki Group I Free.......      27,800           932
Merita Bank, Limited.........   1,021,550         5,474
Metra OY, "B"................     194,295         3,394
Metsa-Serla OY, "B"..........     100,000           756
Nokia OY,"A".................      87,000         7,917
Rauma OY.....................     121,467         1,434
UPM-Kymmene OY...............     310,760         7,432
                                             ----------
    TOTAL FINLAND COMMON
      STOCKS.................                    28,980
                                             ----------
FRANCE COMMON STOCKS - 9.95%
Alcatel Alsthom CG...........      58,150         6,478
Associated General de
  France.....................      30,100         1,685
Axa SA.......................      35,542         4,017
Banque Nationale de Paris....      97,525         6,176
BIC SA.......................      31,739         1,953
Bongrain SA..................       2,124           896
CSF (Thomson)................     164,573         5,716
Elf Aquitaine SA.............     131,400        15,205
France Telecom SA............      43,910         3,062
Groupe Danone................      37,700         9,966
La Farge-Coppee SA...........      67,183         6,867
Pechiney SA..................      51,800         1,780
Pernod-Ricard................      64,782         4,313
Rhone-Poulenc, "A"...........     141,200         6,454
Saint Gobain.................      22,098         3,269
Schneider SA.................      26,000         1,543
Scor SA......................      21,010         1,205
Seita........................      97,102         5,766
Societe Generale.............      32,319         4,275
Total Petroleum Company,
  "B"........................      85,500         9,863
Usinor Sacilor...............     156,520         1,789
                                             ----------
    TOTAL FRANCE COMMON
      STOCKS.................                   102,278
                                             ----------
GERMANY - 6.13%
PREFERRED STOCKS - 0.80%
Dyckerhoff AG................      14,099         4,342
Herlitz AG...................      23,947           766

                             See accompanying notes

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
October 31, 1998
- ------------------------------------------------------------------------------

                                 Shares        Value
                                ---------    ----------
                                (dollars in thousands)
Volkswagen AG.................     65,700    $    3,086
                                             ----------
    TOTAL GERMANY PREFERRED
      STOCKS..................                    8,194
                                             ----------
COMMON STOCKS - 5.33%
BASF AG.......................    178,600         7,570
BAYER AG......................    164,825         6,698
BBS Kraftfahrzeugtechnik......      1,526           313
Buderus AG....................      7,475         3,110
Commerzbank AG................    134,500         4,044
Deutsche Bank AG..............     36,000         2,239
Dragerwerk AG.................    145,980         2,380
Hoechst AG....................     42,100         1,759
Karstadt AG...................      4,000         2,041
Muenchener Rueckversicherung
  AG, Warrants................      7,345         2,244
Muenchener Rueckversicherung
  AG DEM 10...................      1,400           641
Muenchener Rueckversicherung
  AG DEM 10A..................        293           133
Muenchener Rueckversicherung
  AG DEM 5....................        293            13
RWE AG........................    125,619         6,811
Varta AG......................      1,291           193
Veba AG.......................    137,653         7,688
Viag AG.......................      7,440         5,054
Volkswagen AG.................     25,000         1,879
Volkswagen AG NPV.............        700            33
                                             ----------
    TOTAL GERMANY COMMON
      STOCKS..................                   54,843
                                             ----------
    TOTAL GERMANY.............                   63,037
                                             ----------
HONG KONG COMMON STOCKS - 3.56%
Asia Satellite
  Telecommunications Holdings,
  Limited.....................    275,000           486
Cheung Kong Holdings,
  Limited.....................    655,000         4,482
Hang Lung Development Company,
  Limited.....................  3,155,000         3,584
Hong Kong Electric Holdings...    793,400         2,909
Hutchinson Whampoa, Limited...    600,000         4,299
Hysan Development Company,
  Limited.....................     49,600             1
National Mutual of Asia,
  Limited.....................  1,700,000         1,163
New World Development Company,
  Limited.....................  1,164,000         2,705
South China Morning Post......  7,886,000         4,225
Swire Pacific, Class "A"......  1,991,500        10,567
Swire Pacific, Class "B"......    632,500           523
Television Broadcast..........    625,000         1,662
                                             ----------
    TOTAL HONG KONG COMMON
      STOCKS..................                   36,606
                                             ----------
IRELAND COMMON STOCKS - 0.76%
Greencore Group PLC...........    889,960         3,477

                                 Shares        Value
                                ---------    ----------
                                (dollars in thousands)
Jefferson Smurfit PLC.........  2,614,872    $    4,322
                                             ----------
    TOTAL IRELAND COMMON
      STOCKS..................                    7,799
                                             ----------
ITALY - 3.38%
PREFERRED STOCKS - 0.22%
Concessioni E Contruzioni
  Autostrade..................    525,000         2,306
                                             ----------
    TOTAL ITALY PREFERRED
      STOCKS..................                    2,306
                                             ----------
COMMON STOCKS - 3.16%
Burgo (Cartiere) SPA..........    119,420           729
Eni SPA.......................    941,380         5,603
Fiat SPA......................    775,000         2,223
Instituto Nazionale Delle
  Assicurazioni...............  1,000,000         2,756
Mediaset......................    589,800         3,739
STET Telecom Italia...........  2,965,800        17,397
                                             ----------
    TOTAL ITALY COMMON
      STOCKS..................                   32,447
                                             ----------
    TOTAL ITALY...............                   34,753
                                             ----------
JAPAN COMMON STOCKS - 11.40%
Aisin Seiki Company,
  Limited.....................    301,000         3,151
Aoyama Trading Company........     69,100         1,705
Best Denki Company............    200,000         1,373
Canon, Incorporated...........     55,000         1,041
Central Japan Railway.........        388         1,991
Chudenko Corporation..........     32,000           735
Daibiru Corporation...........    240,000         1,679
Daiwa House Industries........    112,000         1,264
Eisai Company.................    126,000         1,977
Fuji Photo Film Company.......    191,000         6,999
Fujisawa Pharmaceutical
  Company.....................     95,000         1,121
Hitachi Zosen Corporation.....    212,000           322
Hitachi, Limited..............    542,000         2,758
Japan Tobacco.................        950         7,965
Kanamoto Company..............    310,000         1,397
KAO Corporation...............    369,000         7,473
Koito Manufacturing Company...    424,000         1,728
Kokusai Electric..............    469,000         2,302
Kyocera Corporation...........    108,000         4,773
Makita Corporation............    105,000         1,110
Matsushita Electric Industrial
  Company.....................    164,000         2,408
Matsuzakaya Company...........    500,000         2,678
MOS Food Services.............    359,000         5,299
Namco.........................    239,600         5,274
NEC Corporation...............     80,000           592
Nichicon Corporation..........    293,000         3,181
Nichido Fire & Marine
  Insurance...................    397,000         2,048

                             See accompanying notes

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
October 31, 1998
- ------------------------------------------------------------------------------

                                 Shares        Value
                                ---------    ----------
                                (dollars in thousands)
Nintendo Company, Limited.....     74,900    $    6,338
Nippon Telephone & Telegraph
  Company.....................        700         5,479
Okumura Corporation...........    700,000         3,034
Ono Pharmaceutical............     65,000         1,941
Promise Company, Limited......    138,100         6,246
Shionogi & Company............    341,000         2,514
Showa Sangyo Company..........    796,000         1,571
Sony Corporation..............     36,200         2,299
Sumitomo Marine & Fire
  Insurance...................    447,000         2,616
TDK Corporation...............     24,000         1,582
Toyo Seikan Kaisha............    200,000         3,596
Yamanouchi Pharmaceutical.....     61,000         1,748
Yamato Kogyo Company,
  Limited.....................    120,000           546
Yodogawa Steel Works..........    319,000         1,273
Yoshitomi Pharmaceutical......    185,000         2,056
                                             ----------
    TOTAL JAPAN COMMON
      STOCKS..................                  117,183
                                             ----------
MALAYSIA COMMON STOCKS - 0.13%
Golden Hope Plantations BHD...  2,603,000         1,274
Hicom Holdings BHD............    370,863            98
                                             ----------
    TOTAL MALAYSIA COMMON
      STOCKS..................                    1,372
                                             ----------
MEXICO COMMON STOCKS - 0.57%
Alfa, SA......................    436,000         1,163
Consorcio Grupo Dina Sa De C
  V...........................    590,000           885
Grupo Mexico SA...............  1,047,300         2,659
Industrias Penoles............    215,000           656
Vitro Sa......................    335,000           483
                                             ----------
    TOTAL MEXICO COMMON
      STOCKS..................                    5,846
                                             ----------
NETHERLANDS COMMON STOCKS - 6.17%
ABN AMRO Holdings NV..........    313,165         5,869
Akzo Nobel NV.................    294,205        11,436
Buhrmann NV...................     46,408           832
CSM NV........................     16,550           815
Fortis Amev NV................     51,654         3,355
Hollandsche Beton Groep NV....    339,630         4,583
Ing Groep NV..................    244,769        11,847
Kon KPN NV....................    131,125         5,097
Koninklijke Bijenkorf Beheer
  NV..........................     17,400         1,543
Philips Electronics...........    219,221        11,667
TNT Post Groep NV.............    129,410         3,464
Unilever NV...................     40,000         2,968
                                             ----------
    TOTAL NETHERLANDS COMMON
      STOCKS..................                   63,476
                                             ----------
NEW ZEALAND COMMON STOCKS - 0.98%
Brierley Investments,
  Limited.....................  1,753,762           399
Carter Holt Harvey, Limited...    605,889           494

                                 Shares        Value
                                ---------    ----------
                                (dollars in thousands)
Fisher & Paykel, Limited......    880,000    $    2,609
Fletcher Challenge Building...  2,564,979         3,395
Fletcher Challenge Forest.....  2,778,284           941
Fletcher Challenge Paper......    765,000           486
Lion Nathan, Limited..........    679,600         1,781
                                             ----------
    TOTAL NEW ZEALAND COMMON
      STOCKS..................                   10,105
                                             ----------
NORWAY COMMON STOCKS - 1.48%
Den Norsk Bank, Series A......    270,000           949
Kvaerner Industries AS, Class
  "A".........................    108,419         2,338
Kvaerner Industries AS, Class
  "B".........................     18,000           339
Norsk Hydro AS................     60,000         2,604
Nycomed AS, Series B..........    953,855         6,793
Saga Petroleum, Series B
  Free........................    110,175         1,390
Unitor AS.....................     80,000           803
                                             ----------
    TOTAL NORWAY COMMON
      STOCK...................                   15,216
                                             ----------
PORTUGAL COMMON STOCKS - 0.01%
Cimpor Ciment.................        700            24
                                             ----------
    TOTAL PORTUGAL COMMON
      STOCKS..................                       24
                                             ----------
SINGAPORE COMMON STOCKS - 1.20%
Development Bank of
  Singapore...................  1,052,870         6,596
Hong Kong Land................  1,580,847         2,245
Inchcape Berhad...............    325,000           112
Inchcape Motors...............    325,000           275
Singapore Finance, Limited....    387,000           250
Singapore Press...............    105,300           905
United Overseas Bank..........    410,000         1,926
                                             ----------
    TOTAL SINGAPORE COMMON
      STOCK...................                   12,309
                                             ----------
SPAIN COMMON STOCKS - 2.92%
Banco Popular Espanol.........     28,000         1,726
Banco Santander SA............    229,969         4,205
Iberdrola SA..................    587,457         9,471
Repsol SA (BR)................     37,000         1,854
Telefonica de Espana..........    283,140        12,761
                                             ----------
    TOTAL SPAIN COMMON
      STOCKS..................                   30,017
                                             ----------
SOUTH KOREA COMMON STOCKS - 0.14%
Korea Electric Power
  Corporation.................     80,860         1,440
                                             ----------
    TOTAL SOUTH KOREA COMMON
      STOCKS..................                    1,440
                                             ----------
SWEDEN COMMON STOCKS - 3.52%
Assidoman AB..................     56,000         1,060
Astra AB, "B" Free............     55,200           865

                             See accompanying notes

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
October 31, 1998
- ------------------------------------------------------------------------------

                                 Shares        Value
                                ---------    ----------
                                (dollars in thousands)
Autoliv Incorporated..........    125,000    $    4,158
Electrolux AB, "B"............    475,075         7,141
Esselte AB, Class "A".........      2,000            26
Esselte AB, Class "B".........     17,000           248
Foreningssparbk...............    204,800         5,541
Granges AB....................     15,000           196
Nordbanken AS.................    550,000         3,293
Pharmacia & Upjohn,
  Incorporated................     15,400           786
SKF AB, "B" Free..............     80,000           916
Stora Kopparsbergs Bergslags,
  "A".........................    122,100         1,343
Stora Kopparsbergs Bergslags,
  "B".........................     25,800           281
Svedala Industries, "A"
  Free........................     90,000         1,416
Svenska Cellulosa, "B" Free...    225,400         5,277
Volvo AB......................    170,000         3,665
                                             ----------
    TOTAL SWEDEN COMMON
      STOCK...................                   36,212
                                             ----------
SWITZERLAND COMMON STOCKS - 6.94%
ABB AG........................      2,690         3,222
Cie Fin Richemont.............      5,820         7,737
Forbo Holding AG..............      3,280         1,356
Holderbank Financial
  Glarus-B....................      3,650         4,068
Nestle SA.....................      8,546        18,176
Novartis AG...................      5,007         9,022
Saurer AG.....................      3,360         1,985
Schindler Holding AG (BR).....      1,160         1,570
Schweitz Ruckversiche.........      3,291         7,330
Sig Schweitz Industries AG....     12,004         8,067
Sulzer AG.....................      6,598         3,801
SwissCom AG...................        100            34
UBS AG........................      5,665         1,554
Zurich Allied AG..............      5,700         3,464
                                             ----------
    TOTAL SWITZERLAND COMMON
      STOCK...................                   71,386
                                             ----------
UNITED KINGDOM COMMON STOCKS - 22.10%
Aggreko, PLC..................    502,977         1,272
Albert Fisher Group, PLC......    262,500            33
Allied Domecq, PLC............    627,274         5,778
Allied Zurich.................    407,062         4,840
Arcadia Group.................     41,875           184
Arriva........................    205,000         1,267
Associated British Foods
  Group, PLC..................     27,172           255
Bank of Scotland..............    361,844         3,933
BG, PLC.......................  1,301,216         8,531
Billiton......................  1,072,976         2,632
Blue Circle Industries........    455,000         2,484
BOC Group.....................    204,582         3,005
British American Tobacco
  Industries, PLC.............    506,902         4,557
British Energy, PLC...........    300,000         2,934

                                 Shares        Value
                                ---------    ----------
                                (dollars in thousands)
British Telecommunications....    784,400    $   10,141
BTR, PLC......................  4,431,262         7,755
Bunzl, PLC....................    814,100         3,763
Burmah Castro, PLC............    369,950         5,576
Coats Viyella, PLC............  1,695,330           880
Commercial Union, PLC.........    577,890         9,160
Cookson Group, PLC............  2,091,155         4,378
Cortaulds Textiles, PLC.......    150,000           362
Danka Business Systems, PLC...    495,000           622
Debenhams Retail..............     83,750           541
Diageo........................    297,690         3,216
English China Claylord
  Group.......................    423,110         1,169
Express Dairies...............    250,000           542
Fairview Holdings, PLC........    260,495           357
General Electric..............    435,000         3,479
Great Universal Stores........    242,100         2,603
Hanson, PLC...................  1,054,385         7,425
Hillsdown Holdings, PLC.......  1,264,530         1,800
Hyder, PLC....................    201,840         2,772
Imperial Chemical Industries,
  PLC.........................    312,000         2,803
Imperial Tobacco Group........    197,600         2,015
Inchcape, PLC.................    300,000           517
Laporte, PLC..................    578,513         5,464
Lex Service...................    350,000         2,098
Lloyds TSB Group, PLC.........    426,770         5,271
Lonrho........................    387,125         2,107
Lonrho Africa.................    243,625           253
Lucasvarity, PLC..............    610,000         2,084
Medeva, PLC...................  3,122,053         6,379
National Grid Group, PLC......    255,000         1,747
National Power, PLC...........     50,000           435
National Westminster Bank,
  PLC.........................    607,037        10,258
Next, PLC.....................    190,000         1,607
Northern Foods, PLC...........  1,000,000         2,713
PowerGen, PLC.................    310,400         4,393
Premier Farnell, PLC..........    452,500         1,269
Racal Electronics, PLC........    394,604         1,791
Reckitt & Colman, PLC.........    398,954         6,902
RMC Group.....................    301,850         4,297
Rolls Royce, PLC..............    189,873           701
Royal & Sun Alliance Insurance
  Group.......................    319,900         2,930
Safeway, PLC..................    509,677         2,561
Salvesen (Christian), PLC.....    502,977           750
Scapa Group...................    525,000           967
Shell Transportation & Trading
  Company, PLC................    535,000         3,234
Storehouse....................    980,000         2,872
Tate & Lyle, PLC..............    705,800         4,196
Terranova Foods, PLC..........    457,425           927
Tesco, PLC....................  1,031,457         2,911
Thames Water Group, PLC.......    173,983         3,228

                             See accompanying notes

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
October 31, 1998
- ------------------------------------------------------------------------------

                                 Shares        Value
                                ---------    ----------
                                (dollars in thousands)
TI Group, PLC.................    703,850    $    4,196
Tomkins.......................  1,549,688         7,176
Transport Development Group...     28,260           114
Unilever, PLC.................    213,900         2,149
Vickers Group.................    693,333         1,939
Williams, PLC.................    352,570         2,201
Wolseley......................    631,700         4,332
WPP Group, PLC................  1,438,600         7,155
                                             ----------
    TOTAL UNITED KINGDOM
      COMMON STOCKS...........                  227,188
                                             ----------
UNITED STATES - 14.65%
FOREIGN SECURITIES DENOMINATED IN U.S. DOLLARS - 1.70%
G P Batteries International,
  Limited.....................    436,000           959
Kookmin Bank GDR, Reg.........     82,796           308
Kookmin Bank GDR, 144a (Note
  B)..........................     79,021           294
Jardine Matheson Holding,
  Limited.....................    871,000         2,439
Jardine Strategic.............  1,824,000         2,918
Jardine Strategic.............     20,000            30
New Holland NV................    160,000         2,020
Nova Corporation..............     23,400           320
Sk Telecom, Limited...........    164,351         1,695
Stolt-Nielsen SA, "B".........     38,000           461
Telmex ADR....................    113,000         5,968
                                             ----------
    TOTAL FOREIGN SECURITIES
      DENOMINATED IN U.S.
      DOLLARS.................                   17,412
                                             ----------

                                   Par
                                 Amount
                                ---------
UNITED STATES GOVERNMENT AND AGENCY OBLIGATIONS (NOTE
A) - 2.86%
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.17%
      Discount Note, 5.56%,
        Due 12/15/1998........  $   1,745         1,745
                                             ----------
    TOTAL FEDERAL NATIONAL
      MORTGAGE ASSOCIATION....                    1,745
                                             ----------

                                   Par
                                 Amount        Value
                                ---------    ----------
                                (dollars in thousands)
U.S. TREASURY BILLS - 2.69%
Due 11/5/1998.................  $       7    $        7
Due 11/27/1998................         57            57
Due 12/10/1998................     14,401        14,323
Due 12/17/1998................        126           125
Due 1/14/1999.................      3,276         3,244
Due 2/4/1999..................      4,652         4,601
Due 3/4/1999..................      1,578         1,556
Due 3/11/1999.................        172           170
Due 4/1/1999..................      3,644         3,583
                                             ----------
    TOTAL U.S. TREASURY
      BILLS...................                   27,666
                                             ----------
    TOTAL UNITED STATES
      GOVERNMENT AND AGENCY
      OBLIGATIONS.............                   29,411
                                             ----------
SHORT TERM INVESTMENTS (NOTE A) - 10.09%
                                 Shares
                                ---------
AMR Investments Strategic Cash
  Business Trust..............  92,804,911       92,805
                                   Par
                                 Amount
                                ---------
International Business
  Machines, 5.01%, Due
  11/2/1998...................  $   5,000         4,999
State Street Bank Euro........      5,951         5,951
                                             ----------
    TOTAL SHORT TERM
      INVESTMENTS.............                  103,755
                                             ----------
    TOTAL UNITED STATES.......                  150,578
                                             ----------
TOTAL INVESTMENTS - 108.57%
  (COST $1,025,698)...........                1,116,306
                                             ----------
LIABILITIES, NET OF OTHER
  ASSET - (8.57%).............                  (88,161)
                                             ----------
TOTAL NET ASSETS - 100%.......               $1,028,145
                                             ==========

                             See accompanying notes

Based on the cost of investments of $1,025,940 for federal income tax purposes at October 31, 1998, the aggregate gross unrealized appreciation was $184,460, the aggregate gross unrealized depreciation was $94,094, and the net unrealized appreciation of investments was $90,366.

(A) Rates associated with short-term investments represent yield to maturity or yield to next reset date.

ABBREVIATIONS:

AB - Company (Sweden)
ADR - American Depository Receipt (United States)
AG - Company (Austria, Germany, Switzerland)
AS - Company (Denmark, Norway, Sweden)
BHD - Berhard (Malaysia)
BR - Bearer (Spain, Switzerland)
CG - Company General (France)
GDR - Global Depository Receipt (United States)
NPV - No Par Value (Belgium)
NV - Company (Netherlands, United States)
OY - Company (Finland)
PLC - Public Limited Corporation (United Kingdom)
Reg - Registered (United States)
SA - Company (Belgium, France, Mexico, Spain, Switzerland, United States )


INDUSTRY DIVERSIFICATION
October 31, 1998
- ------------------------------------------------------------------------------

                                                              PERCENT OF
                                                              NET ASSETS
                                                              ----------
Capital Goods...............................................      7.10%
Consumer Durables...........................................      3.16%
Consumer Non-Durables.......................................     20.34%
Energy......................................................     12.01%
Finance.....................................................     21.36%
Materials and Services......................................     22.23%
Technology..................................................      5.33%
Transportation..............................................      0.97%
Utilities...................................................      3.12%
Fixed-Income................................................      2.86%
Short-Term Investments......................................     10.09%
Other Assets (Liabilities)..................................     (8.57)%
                                                                ------
          NET ASSETS........................................    100.00%
                                                                ======

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 1998
- ------------------------------------------------------------------------------

                                                             International
                                                                                 Equity
                                                             -------------
                                                             (in thousands)
ASSETS:
    Investments in securities at value
      (cost - $1,025,698)....................                   $1,116,306
    Cash, including foreign currency.........                    3,940
    Unrealized appreciation on foreign
      currency contracts.....................                      267
    Dividends and interest receivable........                    2,550
    Reclaims receivable......................                    1,547
    Receivable for investments sold..........                      916
    Deferred organization costs, net.........                        5
                                                            ----------
        TOTAL ASSETS.........................                    1,125,531
                                                            ----------
LIABILITIES:
    Payable for investments purchased........                    2,928
    Payable upon return of securities
      loaned.................................                   92,805
    Management and investment advisory fees
      payable (Note 2).......................                      930
    Accrued organization costs...............                        5
    Other liabilities........................                      718
                                                            ----------
        TOTAL LIABILITIES....................                   97,386
                                                            ----------
NET ASSETS APPLICABLE TO INVESTORS'
  BENEFICIAL INTERESTS.......................               $1,028,145
                                                            ==========



                             See accompanying notes

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF OPERATIONS
Year Ended October 31, 1998
- ------------------------------------------------------------------------------

                                                         International
                                                            Equity
                                                                           -------------
                                                        (in thousands)
INVESTMENT INCOME:
    Interest income....................................  $  3,264
    Dividend income (net of foreign taxes of $900).....    23,214
    Income derived from securities lending, net........       470
                                                         --------
        TOTAL INVESTMENT INCOME........................    26,948
                                                         --------
EXPENSES:
    Management and investment advisory fees (Note 2)...     4,226
    Custodian fees.....................................       807
    Professional fees..................................        35
    Other expenses.....................................        23
                                                         --------
        TOTAL EXPENSES.................................     5,091
                                                         --------

NET INVESTMENT INCOME..................................    21,857
                                                         --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain on investments...................    35,803
    Net realized loss on foreign currency
      transactions.....................................    (8,187)
    Change in net unrealized appreciation
      of investments...................................    74,320
    Change in net unrealized depreciation of foreign
      currency contracts and translations..............   (94,242)
                                                         --------
        NET GAIN ON INVESTMENTS........................     7,694
                                                         --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...  $ 29,551
                                                         ========

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
- ------------------------------------------------------------------------------

                                                  International Equity
                                     ----------------------
                                           Year Ended
                                          October 31,
                                     ----------------------
                                        1998        1997
                                     ----------   ---------
INCREASE IN NET ASSETS:
OPERATIONS:
   Net investment income...........  $   21,857   $  15,411
   Net realized gain (loss) on
    investments and foreign
    currency transactions..........      27,616      21,331
   Change in net unrealized
    appreciation or depreciation of
    investments and foreign
    currency translations..........     (19,922)     57,105
                                     ----------   ---------
      NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS...      29,551      93,847
                                     ----------   ---------
TRANSACTIONS IN INVESTORS'
 BENEFICIAL INTERESTS:
   Contributions...................     678,114     397,499
   Withdrawals.....................    (441,193)   (134,169)
                                     ----------   ---------
      NET INCREASE (DECREASE) IN
       NET ASSETS RESULTING FROM
       TRANSACTIONS IN INVESTORS'
       BENEFICIAL INTERESTS........     236,921     263,330
                                     ----------   ---------
NET INCREASE (DECREASE) IN NET
 ASSETS............................     266,472     357,177
                                     ----------   ---------
NET ASSETS:
   Beginning of period.............     761,673     404,496
                                     ----------   ---------
   END OF PERIOD...................  $1,028,145   $ 761,673
                                     ==========   =========
- ------------------------------------------------------------
FINANCIAL HIGHLIGHTS:
- ------------------------------------------------------------
RATIOS*:
   Expenses to average net assets
    (annualized)...................       0.53%       0.57%
   Net investment income to average
    net assets (annualized)........       2.29%       2.55%
   Portfolio turnover rate.........         24%         15%


                             See accompanying notes

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS
October 31, 1998
- ------------------------------------------------------------------------------
1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The AMR Investment Services Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York pursuant to a Declaration of Trust dated as of June 27, 1995 and amended on August 11, 1995. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. The AMR Investment Services International Equity Portfolio, (the "Portfolio") is one of the portfolios of the Trust. The Portfolio commenced active operations on November 1, 1995.


     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

     The following is a summary of the significant accounting policies followed by the Portfolio.

  Security Valuation

     Equity securities that are primarily traded on domestic securities exchanges are valued at the last quoted sales price on a designated exchange prior to the close of trading on the New York Stock Exchange (the "Exchange") or, lacking any current sales, on the basis of the last current bid price prior to the close of trading on the Exchange. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges where primarily traded. Over-the-counter equity securities are valued on the basis of the last bid price on that date prior to the close of trading. Debt securities (other than short-term securities) normally will be valued on the basis of prices provided by a pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. In some cases, the prices of debt securities may be determined using quotes obtained from brokers. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures approved by the Trust's Board of Trustees (the "Board"). Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method.

  Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities which are recorded as soon as the information is available to the Portfolio. Interest income is earned from settlement date and recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
October 31, 1998
- ------------------------------------------------------------------------------

  Currency Translation

     All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the bid price of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. The Portfolio includes that portion of the results of operations resulting from changes in foreign exchange rates with net realized and unrealized gain on investments, as appropriate.

  Forward Foreign Currency Contracts

     The Portfolio may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of portfolio securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation.

  Federal Income and Excise Taxes

     The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of sub-chapter M of the Internal Revenue Code.

   Deferred Organization Expenses

     Expenses incurred by the Portfolio in connection with its organization are being amortized on a straight-line basis over a five-year period.

  Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

2.  TRANSACTIONS WITH AFFILIATES

  Management Agreement

     The Trust and the Manager are parties to a Management Agreement which obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. Investment assets of the

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
October 31, 1998
- ------------------------------------------------------------------------------

     Portfolio are managed by multiple investment advisers which have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolio an annualized fee equal to .10% of the average daily net assets plus amounts paid by the Manager to the investment advisors hired by the Manager to direct investment activities of the Portfolio. Management fees are paid as follows (dollars in thousands):

                                   Amounts paid to   Net Amounts
         Management   Management     Investment        Paid to
          Fee Rate       Fee          Advisors         Manager
         ----------   ----------   ---------------   -----------
         .25%-.90%       4,226          2,987           1,239

 Other

     Certain officers or trustees of the Trust are also officers of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. For the year ended October 31, 1998, the cost of air transportation was not material to the Portfolio.

3.  INVESTMENT TRANSACTIONS

     The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended October 31, 1998 were $509,821 and $207,212 respectively.

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
October 31, 1998
- ------------------------------------------------------------------------------

4.  COMMITMENTS

     In order to protect itself against a decline in the value of particular foreign currencies against the U.S. dollar, the Portfolio has entered into forward contracts to deliver or receive foreign currency in exchange for U.S. dollars as described below. The Portfolio bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain
(loss) on these contracts is reflected in the accompanying financial statements. The Portfolio also bears the credit risk if the counterparty fails to perform under the contract. At October 31, 1998, the Portfolio had outstanding forward foreign currency contracts as follows:

                                                                      Settlement             Unrealized
                        Contracts to Deliver                             Date       Value    Gain/(Loss)
                        --------------------                          ----------   -------   -----------
                       (amounts in thousands)
 1,509  Deutsche Mark...............................................    11/2/98    $   911     $     3
 1,884  French Franc................................................   11/30/98        339           -
51,598  Hong Kong Dollar............................................    2/26/99      6,625        (223)
62,621  Hong Kong Dollar............................................    4/30/99      8,003         (21)
 3,786  Japanese Yen................................................    11/4/98         32           -
 1,000  Japanese Yen................................................    4/13/99      9,660         (22)
    94  Pound Sterling..............................................    11/4/98        158           -
 7,700  Pound Sterling..............................................    11/9/98     12,888        (201)
 9,102  Pound Sterling..............................................   11/30/98     15,218        (622)
                                                                                   -------     -------
Total contracts to deliver (Receivable amount $52,748)..............               $53,834     $(1,086)
                                                                                   =======     =======
Contracts to Receive
--------------------------------------------------------------------
(amounts in thousands)
 2,856  Australian Dollar...........................................    11/9/98    $ 1,777     $   (49)
25,948  Deutsche Mark...............................................   11/30/98     15,690       1,099
 5,060  French Franc................................................    11/2/98        911          (4)
51,598  Hong Kong Dollar............................................    2/26/99      6,625           1
   460  Japanese Yen................................................    11/4/98          4           -
 1,414  Pound Sterling..............................................    11/4/98      2,368          (7)
     9  Pound Sterling..............................................    11/5/98         14           -
 6,100  Pound Sterling..............................................    11/9/98     10,210         314
    11  Singapore Dollar............................................    11/3/98          7           -
   122  Singapore Dollar............................................    11/4/98         75          (1)
    15  Singapore Dollar............................................    11/5/98          9           -
                                                                                   -------     -------
Total contracts to receive (Payable amount $36,337).................               $37,690     $ 1,353
                                                                                   =======     =======


5.  SECURITIES LENDING

     The Portfolio participates in a securities lending program under which securities are loaned to selected institutional investors. All such loans require collateralization with cash, securities of the U.S. Government and its agencies or letters of credit that at all times equal at least 100% of the market

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
AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
October 31, 1998
- ------------------------------------------------------------------------------

value of the loaned securities plus accrued interest. The Portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of securities fail financially. The Portfolio receives the interest on the collateral less any fees and rebates paid to agents and transferees of securities. The Portfolio also continues to receive interest on the securities loaned, and any gain or loss in the market price of securities loaned that may occur during the term of the loan will be for the account of the Portfolio.

     At October 31, 1998, securities with a market value of approximately $91,368,762 were loaned by the Portfolio. The Portfolio received cash collateral which they invested in the AMR Investments Strategic Cash Business Trust (the "Business Trust") totaling $92,804,911. In addition, the Custodian held non-cash collateral totaling $1,026,705. The Manager serves as Trustee and as investment adviser to the Business Trust. The Manager receives from the Business Trust an annualized fee equal to 0.10% of the average daily net assets of the Business Trust.

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

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Shareholders and Board of Trustees AMR Investment Services International Equity Portfolio

     We have audited the accompanying statement of assets and liabilities of the AMR Investment Services International Equity Portfolio (the "Portfolio"), including the schedule of investments, as of October 31, 1998, and the related statement of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of October 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the AMR Investment Services International Equity Portfolio at October 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

/s/ ERNST & YOUNG LLP

Dallas, Texas
December 17, 1998
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